Financial Instruments - Fair Value and Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments - Fair Value and Risk Management
19.	Financial Instruments - Fair Value and Risk Management

(a)	Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities if the carrying amount is a reasonable approximation of fair value.

		As at December 31, 2016
		Carrying amount					Fair value
Financial assets or liabilities, measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Level 2
		BRL		BRL	BRL	BRL	BRL
Forward exchange contracts used for hedging	18	R$	(186)	—	—	(186)	R$	(186)

Total		R$	(186)	—	—	(186)	R$	(186)

		As at December 31, 2016
		Carrying amount
Financial assets or liabilities, not measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total
		BRL		BRL	BRL	BRL
Cash and cash equivalents	8		—	111,304	—	111,304
Restricted cash, current and non-current portion			—	43,200	—	43,200
Trade accounts receivables	9		—	213,994	—	213,994
Due from related parties	24		—	17	—	17
Judicial deposits	25		—	71,817	—	71,817
Other assets, current and non-current portion				22,126	—	22,126
Trade accounts payable	14		—	—	(335,430)	(335,430)
Reverse factoring	15				(27,867)	(27,867)
Long-term debt	17		—	—	(387,382)	(387,382)
Accrued expenses	16		—	—	(122,048)	(122,048)
Other current liabilities			—	—	(33,331)	(33,331)

Total		R$	—	462,458	(906,058)	(443,600)

As at December 31, 2017
		Carrying amount					Fair value		Fair value
Financial assets or liabilities, measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Level 2		Level 2
		BRL		BRL	BRL	BRL	BRL		USD
Forward exchange contracts used for hedging		R$	—	—	—	—	R$	—	US$	—

Total		R$	—	—	—	—	R$	—	US$	—

		As at December 31, 2017
		Carrying amount
Financial assets or liabilities, not measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Total
		BRL		BRL	BRL	BRL	USD
Cash and cash equivalents	8	R$	—	395,962	—	395,962	US$	119,698
Restricted cash, current and non-current portion			—	34,445	—	34,445		10,413
Trade accounts receivables	9		—	113,168	—	113,168		34,210
Due from related parties	24		—	12	—	12		4
Judicial deposits	25		—	106,914	—	106,914		32,320
Other assets, current and non-current portion			—	22,246	—	22,246		6,725
Trade accounts payable	14		—	—	(365,835)	(365,835)		(110,591)
Reverse factoring	15		—	—	(148,928)	(148,928)		(45,021)
Long-term debt	17		—	—	(285,971)	(285,971)		(86,448)
Accrued expenses	16		—	—	(120,366)	(120,366)		(36,386)
Other liabilities, current and non-current portion			—	—	(31,044)	(31,044)		(9,384)

Total		R$	—	672,747	(952,144)	(279,397)	US$	(84,460)

(b)	Measurement of fair values

Derivative financial instruments mainly consist of foreign currency forward exchange contracts and foreign currency swaps. The fair value of these derivative financial instruments are measured by using market observable inputs such as the foreign exchange spot and forward rates and discount rates. As of December 31, 2016, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The Company’s financial instruments, including cash and cash equivalents, trade accounts receivable, trade accounts payable and other payables, are carried at cost, which approximates fair value due to the short-term maturity of these instruments. The estimated fair value of debentures is based on the current rates offered to the Company for debentures of the same remaining maturities, which is categorized as a Level 2 measurement in the fair value hierarchy. As a substantial portion of the debentures has been contracted at floating rates of interest, which are reset at short intervals, the carrying value of the debentures at December 31, 2016 and 2017 closely approximated the fair value at December 31, 2016 and 2017, respectively.

During the years ended December 31, 2016 and 2017, there were no transfers between Level 1 and Level 2 fair value measurements or transfer to or from Level 3.

(c)	Financial risk management

In the regular course of its business, the Company is exposed to market risks mainly related to the fluctuation of interest rates, exchange rate variation, credit risk on credit sales and liquidity risk.

The Company adopts certain instruments to minimize its exposure to such risks, based on monitoring, under the supervision of the Company’s executive officers, which in turn is under the oversight of the Company’s board of directors.

The Company has exposure to the following risks arising from financial instruments:

•	credit risk (see (i));

•	liquidity risk (see (ii)); and

•	market risk (see (iii)).

i. Credit risk

Credit risk is the Company’s risk of financial loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This risk principally comes from the outstanding receivables due by customers, derivatives and cash and cash equivalents.

Trade accounts receivable

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer.

The Company regularly monitors trade accounts receivable and considers the risk of not collecting from customers as limited because of the intrinsic nature of the payments of credit card operations methods.

For Business-to-business customers, the credit risk exposure and the carrying values reflect management’s assessment of the associated maximum exposure to such credit risk. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The objective of managing counterparty credit risk is to prevent losses in financial assets. The Company assesses the credit quality of the counterparties, taking into account their financial position, past experience and other factors (e.g. credit rating).

No customer had balances representing more than 10% of the Company’s consolidated trade accounts receivable as of December 31, 2016 and 2017.

At December 31, 2016 and 2017, the maximum exposure to credit risk for trade accounts receivable by type of counterparty was as follows:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Credit card operations	R$	162,915	R$	87,983	US$	26,597
B2B customers		52,801		46,056		13,922

Total trade accounts receivable	R$	215,716	R$	134,039	US$	40,519
Allowance for doubtful accounts		(1,722)		(20,871)		(6,309)

Trade accounts receivable, net	R$	213,994	R$	113,168	US$	34,210

At December 31, 2016 and 2017, respectively, the aging of trade accounts receivable was as follows:

	As at December 31, 2016
	Gross amount		Allowance for doubtful accounts		Trade accounts receivable, net
	BRL		BRL		BRL
Not past due	R$	197,631	R$	—	R$	197,631
Past due 1-30 days		9,497		—		9,497
Past due 31-90 days		3,455		—		3,455
Past due 91-120 days		1,314		—		1,314
Past due 120-180 days		2,097		—		2,097
Past due over 180 days		1,722		(1,722)		—

Total	R$	215,716	R$	(1,722)	R$	213,994

	As at December 31, 2017
	Gross amount		Allowance for doubtful accounts		Trade accounts receivable, net		Trade accounts receivable, net
	BRL		BRL		BRL		USD
Not past due	R$	109,135	R$	(8,199)	R$	100,936	US$	30,513
Past due 1-30 days		5,449		(2,134)		3,315		1,002
Past due 31-90 days		5,304		(3,686)		1,618		489
Past due 91-120 days		3,551		(1,845)		1,706		516
Past due 120-180 days		4,278		(3,108)		1,170		354
Past due over 180 days		6,322		(1,899)		4,423		1,336

Total	R$	134,039	R$	(20,871)	R$	113,168	US$	34,210

During 2017, the Company experienced delays in payment from certain B2B customers and entered into negotiations aiming at recovering overdue receivables. As a result of this situation, and based on an assessment considering payment behavior and credit risk, the Company recorded an allowance for doubtful accounts of R$16.8 million in relation to these customers in 2017.

Cash and cash equivalents

The Company held cash and cash equivalents of R$111,304 and R$395,962 (US$119,698) at December 31, 2016 and 2017, respectively. Cash and cash equivalents are held with bank and financial institution counterparties, which are rated BB to BB-, based on Standard & Poor’s credit rating for local currency credit issuers.

ii. Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The following are the remaining contractual maturities of financial liabilities as of December 31, 2017. The amounts are gross and undiscounted and include contractual interest payments. Estimated interest payments were calculated based on the interest rate indexes of the Company’s floating interest rate indebtedness, in effect as of December 31, 2017.

	As at December 31, 2017
	Carrying amount		Carrying amount		Contractuall cash flows
					Within 1 year		1 - 3 years		3 - 5 years		More than 5 years
	BRL		USD		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	285,971	US$	86,448	R$	114,356	R$	175,141	R$	9,634	R$	10,558
Trade accounts payable		365,835		110,591		369,493		—		—		—
Reverse factoring		148,928		45,021		150,625		—		—		—
Taxes and contributions payable		19,875		6,008		19,875		—		—		—
Accrued expenses		120,366		36,386		120,366		—		—		—
Other current liabilities		31,017		9,376		31,017		—		—		—
Provision for labor, civil and tax risks		12,523		3,786		—		—		—		12,523
Other non-current liabilities		27		8		—		—		—		27

	R$	984,542	US$	297,624	R$	805,732	R$	175,141	R$	9,634	R$	23,108

The following are the Company’s unrestricted cash and cash equivalents and unused portion of the credit facility at December 31, 2016 and 2017:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Unrestricted cash and cash equivalents	R$	111,304	R$	395,962	US$	119,698
Undrawn credit facility		290		347		105

Available liquidity	R$	111,594	R$	396,309	US$	119,803

In recent years, the Company has financed its operations in large part with cash flows from operating activities, bank financing and cash proceeds from issuances of common shares. The Company has taken a number of measures designed to improve liquidity, including: (i) reducing the number of monthly credit card installments from customers, (ii) renegotiating payment terms with suppliers, (iii) entering into sales of receivables with financial institutions, whereby the Company transfers its rights to receive cash flows from a portion of trade accounts receivable, limited to the amount given as securities for borrowing and debentures, (iv) entering into reverse factoring of trade accounts payable with financial institutions, whereby they commit to pay suppliers at an accelerated rate in exchange for a trade discount, (v) raise capital from financial investors by issuing notes convertible into our common shares with total proceeds amounting to US$30.0 million. These measures are enabling the Company to secure liquidity to maintain its operations.

The Company has also raised capital from investors through Initial Public Offering, as described in note 21.

iii. Market risk

(a)	Foreign Currency Exchange Risk

The Company’s net sales are denominated in the functional currencies of the countries in which its operational subsidiaries are located. Accordingly, its receivables are generally not subject to foreign currency exchange risks.

In the ordinary course of business, the Company’s subsidiaries purchase goods from vendors in both local functional currency and foreign currencies (mainly U.S. dollars).

Since March 2016, the Company does not enter into new forward foreign exchange contracts in order to hedge their exposure to purchase commitments denominated in those currencies.

The summary of quantitative data about the Company’s exposure to currency risk as reported to management of the Company is as follows:

December 31, 2017
USD
Trade accounts payable	7,920
Accrued expenses	879

Net statement of financial position exposure	8,799

The following table indicates the changes in the Company’s income or (loss) before tax that would arise if foreign exchange rates to which the Company has exposure at the reporting date had changed by 10% at that date, assuming all other risk variables remained constant.

	Profit or loss
At December 31, 2017	Strenghthening		Weakening
	BRL		BRL
Net exposure in USD	R$	2,911	(2,911)

This sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Company which expose it to foreign currency exchange risk at the reporting date. This analysis excludes differences that would result from the translation of the consolidated financial statements of foreign operations into the Company’s reporting currency, which is Brazilian Real. The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency as of December 31, 2017.

(b)	Interest Rate Risk

Interest rates are highly sensitive to many factors, including fiscal and monetary policies and domestic and international economic and political considerations, as well as other factors beyond the Company’s control. Interest rate risk is the exposure to loss resulting from changes in the level of interest rates and the spread between different interest rates. The Company’s debt has floating interest rates. As a result, the Company is exposed to changes in the level of interest rates and to changes in the relationship or spread between interest rates for its floating rate debt. The Company’s floating rate debt requires payments based on variable interest rate indexes such as CDI. Therefore, increases in interest rates may increase the Company’s loss before taxes by increasing its financial expense. If interest rates were to increase or decrease by 50 basis points, the Company’s financial expense on borrowings subject to variable interest rates would increase or decrease by R$2,572 (US$778) for the year ended December 31, 2017. This analysis assumes that all other variables, in particular foreign currency exchange rate, remain constant.

To reduce the exposure of variable interest rate (CDI), the Company invests its excess cash and cash equivalents in short-term investments. If interest rates were to increase or decrease by 50 basis points, the Company’s financial income on short-term investments subject to variable interest rates would increase or decrease by R$912 (US$276) for the year ended December 31, 2017.

(c)	Inflation Risk

Brazil and countries in Latin America, in general, have historically experienced high rates of inflation. Inflationary pressures persist, and actions taken in an effort to curb inflation, coupled with public speculation about possible future governmental actions, have in the past contributed to economic uncertainty in Brazil and other Latin American countries and heightened volatility in the Latin American securities market.

The Company does not believe that inflation has had a material effect in its business, financial condition or results of operations. The Company continues to monitor the impact of inflation in order to minimize its effects through pricing strategies and productivity improvements.